Loss per share calculation	3 Months Ended
Apr. 30, 2018
Disclosure Of Earnings Per Share [Abstract]
Loss per share calculation
Loss per share calculation

The loss per share has been calculated using the loss for the period and dividing this by the weighted average number of ordinary shares in issue during the three months ended April 30, 2018: 76,571,101 (for three months ended April 30, 2017: 61,883,701).

Since the Group has reported a net loss, diluted loss per ordinary share is equal to basic loss per share.